Debt and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Outstanding Long-Term Debt
The following table presents long-term debt outstanding at December 31, 2017 and 2016:

December 31 (millions of dollars)	2017	2016
5.18% Series 13 notes due 2017	—	600
2.78% Series 28 notes due 2018	750	750
Floating-rate Series 31 notes due 2019[1]	228	228
1.48% Series 37 notes due 20192	500	500
4.40% Series 20 notes due 2020	300	300
1.62% Series 33 notes due 20202	350	350
1.84% Series 34 notes due 2021	500	500
3.20% Series 25 notes due 2022	600	600
2.77% Series 35 notes due 2026	500	500
7.35% Debentures due 2030	400	400
6.93% Series 2 notes due 2032	500	500
6.35% Series 4 notes due 2034	385	385
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
3.91% Series 36 notes due 2046	350	350
3.72% Series 38 notes due 2047	450	450
4.00% Series 24 notes due 2051	225	225
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50
Hydro One long-term debt (a)	9,923	10,523

6.6% Senior Secured Bonds due 2023 (Face value - $110 million)	136	144
4.6% Note Payable due 2023 (Face value - $36 million)	40	40
HOSSM long-term debt (b)	176	184

	10,099	10,707

Add: Net unamortized debt premiums	14	15
Add: Unrealized mark-to-market gain[2]	(9)	(2)
Less: Deferred debt issuance costs	(37)	(40)
Total long-term debt	10,067	10,680
[1] The interest rates of the floating-rate notes are referenced to the three-month Canadian dollar bankers’ acceptance rate, plus a margin.
[2] The unrealized mark-to-market net gain relates to $50 million of the Series 33 notes due 2020 and $500 million Series 37 notes due 2019. The unrealized mark-to-market net gain is offset by a $9 million (2016 – $2 million) unrealized mark-to-market net loss on the related fixed-to-floating interest-rate swap agreements, which are accounted for as fair value hedges.
(a) Hydro One long-term debt
At December 31, 2017, long-term debt of $9,923 million (2016 - $10,523 million) was outstanding, the majority of which was issued under Hydro One’s Medium Term Note (MTN) Program. The maximum authorized principal amount of notes issuable under the current MTN Program prospectus filed in December 2015 is $3.5 billion. At December 31 2017, $1.2 billion remained available for issuance until January 2018. In 2017, no long-term debt was issued and $600 million of long-term debt was repaid under the MTN Program (2016 - $2,300 million issued and $500 million repaid).
(b) HOSSM long-term debt
At December 31, 2017, long-term debt of $176 million (2016 - $184 million), with a face value of $146 million (2016 - $148 million) was held by HOSSM. In 2017, $2 million of HOSSM long-term debt was repaid (2016 - $2 million).

Schedule of Long-Term Debt
The total long-term debt is presented on the consolidated balance sheets as follows:

December 31 (millions of dollars)	2017	2016
Current liabilities:
Long-term debt payable within one year	752	602
Long-term liabilities:
Long-term debt	9,315	10,078
Total long-term debt	10,067	10,680

Summary of Principal Repayments and Related Weighted Average Interest Rates
Principal repayments and related weighted average interest rates are summarized by the number of years to maturity in the following table:

	Long-term Debt Principal Repayments	Weighted Average Interest Rate
Years to Maturity	(millions of dollars)	(%)
1 year	752	2.8
2 years	731	1.6
3 years	653	2.9
4 years	503	1.9
5 years	604	3.2
	3,243	2.5
6 – 10 years	631	3.5
Over 10 years	6,195	5.2
	10,069	4.2

Summary of Long Term Debt Interest Payment Obligations
Interest payment obligations related to long-term debt are summarized by year in the following table:

Interest Payments
Year	(millions of dollars)
2018	426
2019	402
2020	384
2021	370
2022	355
1,937
2023-2027	1,672
2028+	4,081
7,690